TAXATION - Schedule of Deferred Tax Assets and Liabilities (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2022 CNY (¥)	Jun. 30, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Deferred tax assets:
Tax loss carried forward	¥ 2,297,553	$ 343,016	¥ 1,841,192
Accrued expenses	78,644	11,741	235,737
Depreciation	6,253	934	7,082
Allowance for credit loss	20,272	3,027	53,436
Government grant	5,423	810	4,266
Operating lease liabilities	58,380	8,716	63,781
Finance lease liabilities	31,496	4,702	0
Accrued interest	211,214	31,533	170,337
Others	4,886	729	2,737
Less: valuation allowance	(2,186,332)	(326,411)	(1,881,873)
Deferred tax assets, net	527,789	78,797	496,695
Deferred tax liabilities:
Operating lease right-of-use assets	50,728	7,573	57,300
Finance lease right-of-use assets	30,669	4,579	0
One-time deduction for fixed asset purchases	344,802	51,477	337,564
Long-lived assets arising from business acquisitions	261,873	39,097	277,267
Others	18,257	2,726	22,655
Deferred Tax Liabilities, Gross	¥ 706,329	$ 105,452	¥ 694,786